As filed with the Securities and Exchange Commission on
December 15, 2015
Registration No. 2-10816
811-00058
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 111	/ X /
and/or	----
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 45	/ X /
(Check appropriate box or boxes)	----
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GEORGE PUTNAM BALANCED FUND
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on November 30, 2015 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
GEORGE PUTNAM BALANCED FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 15th day of December, 2015.

George Putnam Balanced Fund

By:/s/	Jonathan S. Horwitz, Executive Vice President, Principal
Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Jameson A. Baxter *	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer
and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting Officer and
Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
December 15, 2015

* Signed pursuant to power of attorney filed in Post-
Effective Amendment No.104 to the Registrant’s
Registration Statement on November 28, 2012

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def